Cost of sales (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Expense by nature
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	$ 2,883		$ 5,943	$ 5,081
Impairment of assets held for sale	2,853		2,853
Cost of sales
Expense by nature
Power generation	90,641	$ 98,642	179,461	213,932
Depreciation	73,814	100,319	147,585	203,973
Amortization	9,639	11,709	19,602	22,963
Tower repairs and maintenance	8,923	29,534	24,502	57,398
Site regulatory permits	7,034	10,237	14,599	21,197
Staff costs	5,910	8,355	12,800	18,145
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2,883	935	5,943	5,081
Impairment of assets held for sale	2,853		2,853
Travel costs	1,702	2,734	3,377	6,214
Insurance	1,129	1,247	2,320	2,554
Short-term rental	1,037	2,007	3,631	5,590
Professional fees	460	660	862	1,201
Vehicle maintenance and repairs	454	498	892	1,061
Security services	114	11,308	7,953	24,106
Other	117	18,911	34,620	20,369
Total	206,710	297,096	461,000	603,784
Foreign exchange gains (losses)	$ 1,900	$ (16,900)	(30,200)	$ (16,600)
Cost of sales | BRAZIL
Expense by nature
Indirect tax receivable			$ 700